SHARE CAPITAL - Warrants classified as financial liabilities (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) shares
SHARE CAPITAL
Beginning number of warrant shares	0
Issued	23,392,397
Ending number of warrant shares	23,392,397		0
Issued	23,392,397
Shares issuable upon exercise at ending	23,392,397
Issued | $ / shares		$ 11.5
Exercised | $ / shares		11.5
Weighted average exercise price at ending | $ / shares		$ 11.5
Warrants exercised (in shares)	396,202
Proceeds from exercise of warrants | $	$ 3,300
Dividends declared | $	$ 5,102		$ 0
Dividend per share | $ / shares	$ 0.015